UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580

(Investment Company Act file number)

Cortina Funds, Inc.

(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

(414) 225-7365

(Registrant’s telephone number)

Lori Hoch

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 - September 30, 2014

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP GROWTH FUND	September 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (98.2%)
Consumer Discretionary (14.8%)
Chuy’s Holdings, Inc.(a)	11,786	$369,963
EW Scripps Co., Class A(a)	8,339	136,009
Fiesta Restaurant Group, Inc.(a)	11,459	569,283
Five Below, Inc.(a)	11,438	453,059
Gentherm, Inc.(a)	4,996	210,981
Imax Corp.(a)	7,029	193,016
Kona Grill, Inc.(a)	15,576	307,315
Malibu Boats, Inc., Class A(a)	13,339	247,038
Motorcar Parts of America, Inc.(a)	20,766	565,043
Nautilus, Inc.(a)	27,668	331,186
Noodles & Co.(a)	9,313	178,716
Restoration Hardware Holdings, Inc.(a)	4,301	342,145
Shutterfly, Inc.(a)	7,550	367,987
Tumi Holdings, Inc.(a)	18,406	374,562
Universal Electronics, Inc.(a)	6,432	317,548

		4,963,851

Consumer Staples (2.2%)
Boulder Brands, Inc.(a)	39,454	537,758
Craft Brew Alliance, Inc.(a)	15,397	221,717

		759,475

Energy (9.4%)
Aegean Marine Petroleum Network, Inc.	33,047	303,041
American Eagle Energy Corp.(a)	46,534	189,393
Carrizo Oil & Gas, Inc.(a)	5,344	287,614
Evolution Petroleum Corp.	24,496	224,873
Matador Resources Co.(a)	11,172	288,796
Penn Virginia Corp.(a)	23,602	299,981
Profire Energy, Inc.(a)	60,103	249,428
Rex Energy Corp.(a)	21,185	268,414
RigNet, Inc.(a)	10,553	426,869
Sanchez Energy Corp.(a)	11,898	312,442
Triangle Petroleum Corp.(a)	27,310	300,683

		3,151,534

Financials (6.5%)
Actua Corp.(a)	15,904	254,782
BofI Holding, Inc.(a)	3,290	239,216
eHealth, Inc.(a)	10,365	250,107
EverBank Financial Corp.	18,363	324,291
Health Insurance Innovations, Inc., Class A(a)	27,653	298,376
Pinnacle Financial Partners, Inc.	8,266	298,403
Regional Management Corp.(a)	13,870	248,966
Tree.com, Inc.(a)	3,611	129,599
TriState Capital Holdings, Inc.(a)	15,270	138,499

		2,182,239

Health Care (27.6%)
ABIOMED, Inc.(a)	12,623	313,429
Adeptus Health, Inc., Class A(a)	9,032	224,897
AtriCure, Inc.(a)	37,022	544,964
BioTelemetry, Inc.(a)	53,042	355,912
Cepheid(a)	5,589	246,084
Cerus Corp.(a)	50,381	202,028
Endologix, Inc.(a)	35,076	371,806
HealthStream, Inc.(a)	15,372	369,082

	Shares	Value

COMMON STOCKS (continued)
Health Care (continued)
HeartWare International, Inc.(a)	4,240	$329,151
Icad, Inc.(a)	37,880	373,118
InspireMD, Inc.(a)	90,356	198,783
MiMedx Group, Inc.(a)	41,302	294,483
NanoString Technologies, Inc.(a)	28,526	312,074
Neogen Corp.(a)	9,134	360,793
NeoGenomics, Inc.(a)	97,753	509,293
NxStage Medical, Inc.(a)	38,611	506,962
OraSure Technologies, Inc.(a)	42,636	307,832
Oxford Immunotec Global PLC(a)	19,774	301,949
Quidel Corp.(a)	12,051	323,810
The Spectranetics Corp.(a)	24,358	647,192
STAAR Surgical Co.(a)	35,561	378,013
Streamline Health Solutions, Inc.(a)	45,298	209,730
Synergetics USA, Inc.(a)	74,054	252,524
Tandem Diabetes Care, Inc.(a)	25,037	335,997
TearLab Corp.(a)	64,598	219,633
Trinity Biotech PLC, Sponsored ADR	16,501	301,473
Uroplasty, Inc.(a)	68,951	172,378
Vocera Communications, Inc.(a)	35,173	283,846

		9,247,236

Industrials (8.2%)
Franklin Covey Co.(a)	12,184	238,685
Heritage Crystal Clean, Inc.(a)	13,093	194,562
Insteel Industries, Inc.	17,165	352,912
Manitex International, Inc.(a)	28,450	321,201
Quality Distribution, Inc.(a)	27,676	353,699
Roadrunner Transportation Systems, Inc.(a)	11,213	255,544
Saia, Inc.(a)	6,651	329,624
Team, Inc.(a)	7,770	294,561
Trex Co., Inc.(a)	11,985	414,321

		2,755,109

Information Technology (26.9%)
Clicksoftware Technologies, Ltd.	47,535	381,706
EnerNOC, Inc.(a)	18,084	306,705
Envestnet, Inc.(a)	6,807	306,315
Everyday Health, Inc.(a)	21,155	295,535
Extreme Networks, Inc.(a)	79,536	380,977
Imperva, Inc.(a)	10,299	295,890
Infoblox, Inc.(a)	17,369	256,193
Inphi Corp.(a)	33,952	488,230
Integrated Silicon Solution, Inc.	29,640	407,254
Interactive Intelligence Group, Inc.(a)	5,088	212,678
Internap Network Services Corp.(a)	58,315	402,374
InterXion Holding NV(a)	12,409	343,605
Kofax, Ltd.(a)	38,568	298,516
Marchex, Inc., Class B	48,639	201,852
Mavenir Systems, Inc.(a)	17,522	220,076
MaxLinear, Inc., Class A(a)	11,648	80,138
Maxwell Technologies, Inc.(a)	18,733	163,352
Move, Inc.(a)	21,742	455,712
Numerex Corp., Class A(a)	26,970	282,646
Planet Payment, Inc.(a)	121,600	238,336
Procera Networks, Inc.(a)	34,560	331,085
PROS Holdings, Inc.(a)	12,470	314,244
Qlik Technologies, Inc.(a)	14,570	393,973
RADWARE, Ltd.(a)	25,364	447,928

	Shares	Value

COMMON STOCKS (continued)
Information Technology (continued)
Rubicon Technology, Inc.(a)	35,265	$149,876
SciQuest, Inc.(a)	15,448	232,338
ShoreTel, Inc.(a)	48,205	320,563
TechTarget, Inc.(a)	16,406	140,928
WebMD Health Corp.(a)	9,727	406,686
Xoom Corp.(a)	11,402	250,274

		9,005,985

Telecommunication Services (2.6%)
8x8, Inc.(a)	37,844	252,798
inContact, Inc.(a)	69,880	607,606

		860,404

TOTAL COMMON STOCKS (COST $32,441,332)		32,925,833

SHORT TERM INVESTMENT (1.2%)
Daily Income Fund - Money Market Portfolio Fiduciary Class Shares, 7 Day Yield 0.010%	383,485	383,485

TOTAL SHORT TERM INVESTMENT (COST $383,485)		383,485

TOTAL INVESTMENTS (99.4%) (COST $32,824,817)		33,309,318

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (0.6%)		212,620

NET ASSETS 100.0%		$33,521,938

(a) Non Income Producing Security.

Common Abbreviations:

ADR -American Depositary Receipt

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

See Notes to Quarterly Schedule of Investments

SCHEDULE of INVESTMENTS

CORTINA SMALL CAP VALUE FUND	September 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (93.3%)
Consumer Discretionary (10.9%)
ANN, Inc.(a)	9,085	$373,666
ClubCorp Holdings, Inc.	31,036	615,444
Denny’s Corp.(a)	66,268	465,864
Helen of Troy, Ltd.(a)	17,476	917,839
Performance Sports Group, Ltd.(a)	35,752	574,535
Taylor Morrison Home Corp., Class A(a)	23,499	381,154
Vera Bradley, Inc.(a)	9,718	200,968
Zumiez, Inc.(a)	16,270	457,187

		3,986,657

Energy (6.3%)
Helix Energy Solutions Group, Inc.(a)	25,914	571,663
Matador Resources Co.(a)	27,274	705,033
McDermott International, Inc.(a)	64,130	366,823
Navigator Holdings, Ltd.(a)	7,437	206,972
Seventy Seven Energy, Inc.(a)	18,750	445,125

		2,295,616

Financials (29.8%)
Boston Private Financial Holdings, Inc.	37,807	468,429
Capitol Federal Financial, Inc.	31,156	368,264
CNO Financial Group, Inc.	38,100	646,176
ConnectOne Bancorp, Inc.	28,929	551,097
Encore Capital Group, Inc.(a)	8,471	375,350
Gramercy Property Trust, Inc., REIT	108,637	625,749
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	43,123	595,960
Kennedy-Wilson Holdings, Inc.	27,081	648,861
Maiden Holdings, Ltd.	55,022	609,644
MB Financial, Inc.	22,365	619,063
National General Holdings Corp.	39,381	665,145
OFG Bancorp	18,857	282,478
PacWest Bancorp	19,303	795,863
PennyMac Mortgage Investment Trust, REIT	25,693	550,601
PHH Corp.(a)	11,966	267,560
Platinum Underwriters Holdings, Ltd.	8,611	524,151
Square 1 Financial, Inc., Class A(a)	25,787	495,884
Texas Capital Bancshares, Inc.(a)	11,713	675,606
United Financial Bancorp, Inc.	48,472	615,110
Waterstone Financial, Inc.	43,343	500,611

		10,881,602

Health Care (6.5%)
AngioDynamics, Inc.(a)	30,936	424,442
Auxilium Pharmaceuticals, Inc.(a)	6,047	180,503
Impax Laboratories, Inc.(a)	10,139	240,396
IPC The Hospitalist Co., Inc(a)	12,480	558,979
Magellan Health, Inc.(a)	8,358	457,433
Prestige Brands Holdings, Inc.(a)	15,595	504,810

		2,366,563

Industrials (15.2%)
Celadon Group, Inc.	22,585	439,278
Cubic Corp.	13,954	653,047
FTI Consulting, Inc.(a)	15,668	547,753
Furmanite Corp.(a)	39,014	263,735
GenCorp, Inc.(a)	17,009	271,634
Hyster-Yale Materials Handling, Inc.	5,483	392,693
MasTec, Inc.(a)	21,231	650,093

	Shares	Value

COMMON STOCKS (continued)
Industrials (continued)
NCI Building Systems, Inc.(a)	30,636	$594,338
Raven Industries, Inc.	10,599	258,616
Tetra Tech, Inc.	18,850	470,873
TrueBlue, Inc.(a)	24,259	612,782
Tutor Perini Corp.(a)	15,675	413,820

		5,568,662

Information Technology (11.3%)
ACI Worldwide, Inc.(a)	36,446	683,727
CalAmp Corp.(a)	24,106	424,748
Digital River, Inc.(a)	41,835	607,444
EnerNOC, Inc.(a)	23,939	406,005
Integrated Device Technology, Inc.(a)	27,701	441,831
Itron, Inc.(a)	9,752	383,351
Semtech Corp.(a)	22,945	622,957
Tower Semiconductor, Ltd.(a)	55,316	562,564

		4,132,627

Materials (8.2%)
Ferro Corp.(a)	38,860	563,081
Graphic Packaging Holdings Co.(a)	70,444	875,619
Myers Industries, Inc.	27,381	483,001
Platform Specialty Products Corp.(a)	7,691	192,429
Taminco Corp.(a)	14,305	373,360
TimkenSteel Corp.	10,632	494,282

		2,981,772

Telecommunication Services (1.4%)
Cincinnati Bell, Inc.(a)	149,085	502,416

Utilities (3.7%)
ALLETE, Inc.	8,031	356,496
Black Hills Corp.	10,946	524,095
Chesapeake Utilities Corp.	11,106	462,676

		1,343,267

TOTAL COMMON STOCKS (COST $33,203,085)		34,059,182

SHORT TERM INVESTMENT (6.1%)
Daily Income Fund- Money Market Portfolio Fiduciary Class Shares, 7 Day Yield 0.010%	2,213,822	2,213,822

TOTAL SHORT TERM INVESTMENT (COST $2,213,822)		2,213,822

TOTAL INVESTMENTS (99.4%) (COST $35,416,907)		36,273,004

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (0.6%)		220,842

NET ASSETS 100.0%		$36,493,846

(a) Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

September 30, 2014 (Unaudited)

1. ORGANIZATION

Cortina Funds, Inc. (the “Corporation”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on June 30, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”).

The Cortina Small Cap Growth Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011, is a diversified portfolio with an investment objective to seek growth of capital. The Cortina Small Cap Value Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011 and the sale of Investor Class Shares on April 30, 2014, is a diversified portfolio with an investment objective to seek long-term capital appreciation.

Shares of each Fund are designated as Institutional Shares or Investor Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permit the Corporation’s Board of Directors (the “Board”) to create additional funds and share classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with a Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 —

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of September 30, 2014:

Cortina Small Cap Growth Fund

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$32,925,833	$–	$–	$32,925,833
Short Term Investment	383,485	–	–	383,485

Total	$33,309,318	$–	$–	$33,309,318

Cortina Small Cap Value Fund
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$34,059,182	$–	$–	$34,059,182
Short Term Investment	2,213,822	–	–	2,213,822

Total	$36,273,004	$–	$–	$36,273,004

*	See Schedule of Investments for sector classification.

For the period ended September 30, 2014, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2014. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended September 30, 2014, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

3. TAX BASIS OF INVESTMENTS

As of September 30, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Cortina Small Cap Growth Fund	$33,402,861	$3,456,431	$(3,549,974)	$(93,543)
Cortina Small Cap Value Fund	$35,594,084	$2,305,484	$(1,626,564)	$678,920

The difference between book basis and tax basis net unrealized appreciation is attributable to the deferral of losses from wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 25, 2014

By:	/s/ Eric Conner
Eric Conner, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	November 25, 2014